Equity - Summary of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated unappropriated retained earnings as at December 31, 2019	₱ 18,063
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments	6,429	₱ 17,120
Parent Company’s unappropriated retained earnings at beginning of the year	35,183
Less: Cumulative unrealized income – net of tax:
Parent Company’s net income for the year	24,225	22,462	₱ 18,857
Less: Fair value adjustment of investment property resulting to gain	43	12
Foreign exchange gains (losses) – net (Note 28)	1,488	424	(771)
Dividends on preferred shares, basic	(59)	(59)	(59)
Parent Company’s unappropriated retained earnings available for dividends, ending balance	32,081	35,183
Less: Cash dividends declared during the year
Charged to retained earnings	(16,785)	(15,630)	(13,902)
Retained Earnings [Member]
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated unappropriated retained earnings as at December 31, 2019	18,063
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments		17,120
Parent Company’s unappropriated retained earnings at beginning of the year	29,630	35,183
Less: Cumulative unrealized income – net of tax:
Parent Company’s net income for the year	13,593
Less: Fair value adjustment of investment property resulting to gain	(29)	(1,117)
Foreign exchange gains (losses) – net (Note 28)	(1,365)	(996)
Net Income (Loss) Attributable to Equity Owners of Parent	12,199
Fair value adjustments (mark-to-market gains)		(3,440)
Dividends on preferred shares, basic	(59)
Common stock	(16,636)
Parent Company’s unappropriated retained earnings available for dividends, ending balance	25,134	29,630	35,183
Less: Cash dividends declared during the year
Charged to retained earnings	₱ (16,695)	₱ (15,615)	₱ (13,887)